BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative liability, Balance, December 31, 2019	$ 2,813,150	$ 2,813,150
Derivative liability, Additions recognized as debt discount	984,801	984,801
Derivative liability settlements	(3,053,213)	(3,053,213)
Mark-to-market at December 31, 2020	(744,738)	(744,738)
Balance, December 31, 2020	0	0
Net income for the year included in earnings relating to the liabilities held at December 31, 2020	$ 744,738	$ 744,738